INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 6. INCOME TAXES

The effective tax rate for the three and nine months ended September 30, 2024 and 2023 varied from the expected statutory rate due to the Company continuing to provide a 100% valuation allowance on net deferred tax assets. The Company determined that it was appropriate to continue the full valuation allowance on net deferred tax assets as of September 30, 2024, primarily because of the Company’s history of operating losses.

The Company has incurred operating losses in recent years, and it continues to be in a three-year cumulative loss position at September 30, 2024. Accordingly, the Company determined there was not sufficient positive evidence regarding its potential for future profits to outweigh the negative evidence of our three-year cumulative loss position under the guidance provided in ASC 740. Therefore, it is determined to continue to provide a 100% valuation allowance on its net deferred tax assets. The Company expects to continue to maintain a full valuation allowance until it determines that it can sustain a level of profitability that demonstrates its ability to realize these assets. To the extent the Company determines that the realization of some or all of these benefits is more likely than not based upon expected future taxable income, a portion or all of the valuation allowance will be reversed. The Company has available to it approximately $140.9 million (based on its December 31, 2023 tax return) in net operating loss carryforwards to offset future taxable income as of September 30, 2024.

NOTE 13. INCOME TAXES

The components of income tax provision (benefit) for the years ended December 31, 2023, and 2022 are as follows:

	2023	2022
Current taxes:
Federal	$-	$-
State	-	-

Total current taxes	-	-
Deferred tax provision (benefit)	-	-

Income tax provision (benefit)	$-	$-

A reconciliation of the income tax (provision) benefit at the statutory rate of 21% for the years ended December 31, 2023, and 2022 to the Company’s effective tax rate is as follows:

	2023	2022
U.S. Statutory tax rate	21.0%	21.0%
State taxes, net of Federal benefit	6.0%	6.0%
Stock based compensation	4.3%	(1.5)%
Change in valuation reserve on deferred tax assets	(28.8)%	(91.2)%
Termination of warrant derivative liabilities	-%	57.0%
Contingent consideration for acquisition	(3.0)%	4.1%
Extinguishment of convertible debt	3.2%	-%
Other, net	(2.7)%	4.6%

Income tax (provision) benefit	-%	-%

The effective tax rate for the years ended December 31, 2023, and 2022 varied from the expected statutory rate due to the Company continuing to provide a 100% valuation allowance on net deferred tax assets. The Company determined that it was appropriate to continue the full valuation allowance on net deferred tax assets as of December 31, 2023, primarily because of the current year operating losses.

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2023 and 2022 are as follows:

	2023	2022
Deferred tax assets:
Stock-based compensation	$305,000	$510,000
Start-up costs	110,000	110,000
Inventory reserves	1,120,000	1,355,000
Uniform capitalization of inventory costs	115,000	70,000
Allowance for doubtful accounts receivable	50,000	40,000
Property, plant and equipment depreciation	230,000	290,000
Deferred revenue	2,535,000	1,965,000
Accrued litigation reserve	500,000	60,000
Accrued expenses	35,000	50,000
Net operating loss carryforward	35,365,000	27,940,000
Research and development tax credit carryforward	1,795,000	1,795,000
State jobs credit carryforward	230,000	230,000
Charitable contributions carryforward	95,000	95,000

Total deferred tax assets	42,485,000	34,510,000
Valuation reserve	(41,610,000)	(34,200,000)

Total deferred tax assets	875,000	310,000
Deferred tax liabilities:
Warrant derivative liabilities	(455,000)	-
Intangible assets	(265,000)	(165,000
Domestic international sales company	(155,000)	(145,000)

Total deferred tax liabilities	(875,000)	(310,000)

Net deferred tax assets (liability)	$-	$-

The valuation allowance on deferred tax assets totaled $41,610,000 and $34,200,000 as of December 31, 2023, and 2022, respectively. The Company records the benefit it will derive in future accounting periods from tax losses and credits and deductible temporary differences as “deferred tax assets.” In accordance with ASC 740, “Income Taxes,” the Company records a valuation allowance to reduce the carrying value of our deferred tax assets if, based on all available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company incurred operating losses in 2023 and 2022 and it continues to be in a three-year cumulative loss position at December 31, 2023 and 2022. Accordingly, the Company determined there was not sufficient positive evidence regarding its potential for future profits to outweigh the negative evidence of our three-year cumulative loss position under the guidance provided in ASC 740. Therefore, it determined to increase our valuation allowance by $7,870,000 but continue to fully reserve its deferred tax assets at December 31, 2023. The Company expects to continue to maintain a full valuation allowance until it determines that it can sustain a level of profitability that demonstrates its ability to realize these assets. To the extent the Company determines that the realization of some or all of these benefits is more likely than not based upon expected future taxable income, a portion or all of the valuation allowance will be reversed. Such a reversal would be recorded as an income tax benefit and, for some portion related to deductions for stock option exercises, an increase in shareholders’ equity.

As of December 31, 2023, the Company had available approximately $140,940,000 of Federal net operating loss carry-forwards available to offset future taxable income generated. Such tax net operating loss carry-forwards expire between 2025 and 2043, with $91,352,000 of the tax net operating loss carry-forwards have an indefinite life since the enactment of the Tax Cuts and Jobs Act of 2017. In addition, the Company had research and development tax credit carry-forwards totaling $1,794,000 available as of December 31, 2023, which expire between 2024 and 2040.

The Internal Revenue Code contains provisions under Section 382 which limit a company’s ability to utilize net operating loss carry-forwards in the event that it has experienced a more than 50% change in ownership over a three-year period. Current estimates prepared by the Company indicate that due to ownership changes which have occurred, approximately $765,000 of its net operating loss and $175,000 of its research and development tax credit carry-forwards are currently subject to an annual limitation of approximately $1,151,000 and may be further limited by additional ownership changes which may occur in the future. As stated above, the net operating loss and research and development credit carry-forwards expire between 2024 and 2039, allowing the Company to potentially utilize all of the limited net operating loss carry-forwards during the carry-forward period.

As discussed in Note 1, “Summary of Significant Accounting Policies,” tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold, it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Management has identified no tax positions taken that would meet or exceed these thresholds and therefore there are no gross interest, penalties and unrecognized tax expense/benefits that are not expected to ultimately result in payment or receipt of cash in the consolidated financial statements.

The effective tax rate for the years ended December 31, 2023, and 2022 varied from the expected statutory rate due to the Company continuing to provide a 100% valuation allowance on net deferred tax assets. The Company determined that it was appropriate to continue the full valuation allowance on net deferred tax assets as of December 31, 2023, primarily because of the current year operating losses.

The Company’s federal and state income tax returns are closed for examination purposes by relevant statute and by examination for 2019 and all prior tax years.